Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Net profit for the year	¥ 108,143	¥ 144,197	¥ 317,038
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(12,311)	2,309	(2,654)
Remeasurement of defined benefit pension plans	(7,046)	(5,002)	17,752
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(19,357)	(2,693)	15,098
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(153,345)	968,842	618,773
Cash flow hedges	(956)	23,456	(21,451)
Hedging cost	7,963	7,197	(16,993)
Share of other comprehensive loss of investments accounted for using the equity method	(145)	(1,793)	(892)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(146,484)	997,702	579,437
Other comprehensive income (loss) for the year, net of tax	(165,841)	995,009	594,535
Total comprehensive income (loss) for the year	(57,698)	1,139,206	911,574
Attributable to:
Owners of the Company	(57,852)	1,139,033	911,529
Non-controlling interests	154	173	45
Total comprehensive income (loss) for the year	¥ (57,698)	¥ 1,139,206	¥ 911,574